LOANS	12 Months Ended
Dec. 31, 2011
LOANS [Abstract]
LOANS
NOTE 4 – LOANS

Our loan portfolios at December 31 follow:

	2011	2010
	(In thousands)
Real estate(1)
Residential first mortgages	$530,969	$601,755
Residential home equity and other junior mortgages	150,127	171,273
Construction and land development	59,136	68,022
Other(2)	446,980	484,019
Payment plan receivables	115,018	201,263
Commercial	150,633	155,322
Consumer	119,106	126,525
Agricultural	4,639	4,937
Total loans	$1,576,608	$1,813,116

(1) Includes both residential and non-residential commercial loans secured by real estate.
(2) Includes loans secured by multi-family residential and non-farm, non-residential property.

Loans are presented net of deferred loan fees of $0.1 million at December 31, 2011 and $0.6 million at December 31, 2010. Payment plan receivables totaling $122.7 million and $213.9 million at December 31, 2011 and 2010, respectively, are presented net of unamortized discount of $7.9 million and $12.9 million at December 31, 2011 and 2010, respectively. These payment plan receivables had effective yields of 15% and 13% at December 31, 2011 and 2010, respectively. These receivables have various due dates through December, 2013.

An analysis of the allowance for loan losses by portfolio segment for the years ended December 31, follows:

	Commercial	Mortgage	Installment	Payment Plan Receivables	Unallocated	Total
	(In thousands)
2011
Balance at beginning of period	$23,836	$22,642	$6,769	$389	$14,279	$67,915
Additions (deductions)
Provision for loan losses	12,988	14,410	3,365	(11)	(2,806)	27,946
Recoveries credited to allowance	1,850	1,441	1,451	5	-	4,747
Loans charged against the allowance	(20,491)	(15,608)	(5,439)	(186)	-	(41,724)
Balance at end of period	$18,183	$22,885	$6,146	$197	$11,473	$58,884

2010
Balance at beginning of period	$41,259	$18,434	$6,404	$754	$14,866	$81,717
Additions (deductions)
Provision for loan losses	17,716	23,316	6,616	(296)	(587)	46,765
Recoveries credited to allowance	969	1,155	1,475	13	-	3,612
Loans charged against the allowance	(36,108)	(20,263)	(7,726)	(82)	-	(64,179)
Balance at end of period	$23,836	$22,642	$6,769	$389	$14,279	$67,915

2009
Balance at beginning of period	$33,090	$8,729	$4,264	$486	$11,331	$57,900
Additions (deductions)
Provision for loan losses	59,278	31,783	8,431	291	3,535	103,318
Recoveries credited to allowance	731	791	1,271	2	-	2,795
Loans charged against the allowance	(51,840)	(22,869)	(7,562)	(25)	-	(82,296)
Balance at end of period	$41,259	$18,434	$6,404	$754	$14,866	$81,717

Allowance for loan losses and recorded investment in loans by portfolio segment at December 31 follows:

	Commercial	Mortgage	Installment	Payment Plan Receivables	Unallocated	Total
	(In thousands)
2011
Allowance for loan losses:
Individually evaluated for impairment	$10,252	$10,285	$1,762	$-	$-	$22,299
Collectively evaluated for impairment	7,931	12,600	4,384	197	11,473	36,585
Total ending allowance balance	$18,183	$22,885	$6,146	$197	$11,473	$58,884

Loans
Individually evaluated for impairment	$58,674	$93,702	$7,554	$-		$159,930
Collectively evaluated for impairment	594,665	499,919	212,907	115,018		1,422,509
Total loans recorded investment	653,339	593,621	220,461	115,018		1,582,439
Accrued interest included in recorded investment	2,184	2,745	902	-		5,831
Total loans	$651,155	$590,876	$219,559	$115,018		$1,576,608

2010
Allowance for loan losses:
Individually evaluated for impairment	$11,522	$11,567	$1,836	$-	$-	$24,925
Collectively evaluated for impairment	12,314	11,075	4,933	389	14,279	42,990
Total ending allowance balance	$23,836	$22,642	$6,769	$389	$14,279	$67,915

Loans
Individually evaluated for impairment	$53,415	$107,026	$6,904	$-		$167,345
Collectively evaluated for impairment	656,681	554,534	239,835	201,263		1,652,313
Total loans recorded investment	710,096	661,560	246,739	201,263		1,819,658
Accrued interest included in recorded investment	2,566	2,881	1,095	-		6,542
Total loans	$707,530	$658,679	$245,644	$201,263		$1,813,116

Non-performing loans at December 31 follows:

	2011	2010
	(In thousands)

Non-accrual loans	$59,309	$66,652
Loans 90 days or more past due and still accruing interest	574	928
Total non-performing loans	$59,883	$67,580

Non performing loans include both smaller balance homogeneous loans that are collectively evaluated for impairment and individually classified impaired loans. If these loans had continued to accrue interest in accordance with their original terms, approximately $3.2 million, $5.0 million, and $7.3 million of interest income would have been recognized in 2011, 2010 and 2009, respectively. Interest income recorded on these loans was approximately $0.1 million, $0.1 million and $0.2 million in 2011, 2010 and 2009, respectively.

Non performing loans by class as of December 31, follows:

	90+ and Still Accruing	Non- Accrual	Total Non- Performing Loans
	(In thousands)
2011
Commercial
Income producing - real estate	$490	$13,788	$14,278
Land, land development and construction - real estate	43	6,990	7,033
Commercial and industrial	-	7,984	7,984
Mortgage
1-4 family	54	15,929	15,983
Resort lending	-	8,819	8,819
Home equity line of credit - 1st lien	-	523	523
Home equity line of credit - 2nd lien	-	889	889
Installment
Home equity installment - 1st lien	-	1,542	1,542
Home equity installment - 2nd lien	-	1,023	1,023
Loans not secured by real estate	-	880	880
Other	-	4	4
Payment plan receivables
Full refund	-	491	491
Partial refund	-	424	424
Other	-	23	23
Total recorded investment	$587	$59,309	$59,896
Accrued interest included in recorded investment	$13	$-	$13
2010
Commercial
Income producing - real estate	$276	$11,925	$12,201
Land, land development and construction - real estate	-	9,672	9,672
Commercial and industrial	675	7,016	7,691
Mortgage
1-4 family	-	19,428	19,428
Resort lending	-	9,206	9,206
Home equity line of credit - 1st lien	-	1,080	1,080
Home equity line of credit - 2nd lien	-	1,153	1,153
Installment
Home equity installment - 1st lien	-	1,916	1,916
Home equity installment - 2nd lien	-	1,373	1,373
Loans not secured by real estate	-	923	923
Other	-	34	34
Payment plan receivables
Full refund	-	2,470	2,470
Partial refund	-	329	329
Other	-	127	127
Total recorded investment	$951	$66,652	$67,603
Accrued interest included in recorded investment	$23	$-	$23

An aging analysis of loans by class at December 31 follows:

	Loans Past Due
	30-59 days	60-89 days	90+ days	Total	Loans not Past Due	Total Loans
	(In thousands)
2011
Commercial
Income producing - real estate	$1,701	$937	$6,408	$9,046	$264,620	$273,666
Land, land development and construction - real estate	487	66	2,720	3,273	51,453	54,726
Commercial and industrial	1,861	1,132	3,516	6,509	318,438	324,947
Mortgage
1-4 family	3,507	1,418	15,983	20,908	294,771	315,679
Resort lending	2,129	932	8,819	11,880	184,943	196,823
Home equity line of credit - 1st lien	96	196	523	815	24,705	25,520
Home equity line of credit - 2nd lien	506	159	889	1,554	54,045	55,599
Installment
Home equity installment - 1st lien	757	264	1,542	2,563	41,239	43,802
Home equity installment - 2nd lien	676	365	1,023	2,064	51,224	53,288
Loans not secured by real estate	1,173	463	880	2,516	117,661	120,177
Other	36	10	4	50	3,144	3,194
Payment plan receivables
Full refund	2,943	951	491	4,385	99,284	103,669
Partial refund	380	200	424	1,004	9,918	10,922
Other	23	24	23	70	357	427
Total recorded investment	$16,275	$7,117	$43,245	$66,637	$1,515,802	$1,582,439
Accrued interest included in recorded investment	$160	$105	$13	$278	$5,553	$5,831

2010
Commercial
Income producing - real estate	$3,269	$914	$8,978	$13,161	$295,948	$309,109
Land, land development and construction - real estate	1,923	147	4,919	6,989	55,693	62,682
Commercial and industrial	1,636	2,204	4,665	8,505	329,800	338,305
Mortgage
1-4 family	4,074	2,349	19,428	25,851	319,361	345,212
Resort lending	2,667	1,003	9,206	12,876	215,398	228,274
Home equity line of credit - 1st lien	576	-	1,080	1,656	25,951	27,607
Home equity line of credit - 2nd lien	723	464	1,153	2,340	58,127	60,467
Installment
Home equity installment - 1st lien	472	228	1,916	2,616	50,150	52,766
Home equity installment - 2nd lien	746	529	1,373	2,648	63,345	65,993
Loans not secured by real estate	1,302	348	923	2,573	122,066	124,639
Other	51	16	34	101	3,240	3,341
Payment plan receivables
Full refund	6,475	3,957	2,470	12,902	148,751	161,653
Partial refund	1,134	642	329	2,105	24,170	26,275
Other	583	166	127	876	12,459	13,335
Total recorded investment	$25,631	$12,967	$56,601	$95,199	$1,724,459	$1,819,658
Accrued interest included in recorded investment	$225	$133	$23	$381	$6,161	$6,542

Impaired loans and related allocated allowance at December 31 are as follows:

	2011	2010
	(In thousands)
Impaired loans with no allocated allowance
TDR	$26,945	$25,754
Non - TDR	423	4,495
Impaired loans with an allocated allowance
TDR - allowance based on collateral	20,142	19,418
TDR - allowance based on present value cash flow	98,130	93,070
Non - TDR - allowance based on collateral	13,773	21,623
Non - TDR - allowance based on present value cash flow	-	2,351
Total impaired loans	$159,413	$166,711

Amount of allowance for loan losses allocated
TDR - allowance based on collateral	$6,004	$5,462
TDR - allowance based on present value cash flow	12,048	12,086
Non - TDR - allowance based on collateral	4,247	6,644
Non - TDR - allowance based on present value cash flow	-	733
Total amount of allowance for loan losses allocated	$22,299	$24,925

Impaired loans by class as of and for the year ended December 31, 2011 are as follows (1):

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:	(In thousands)
Commercial
Income producing - real estate	$4,626	$6,386	$-	$3,170	$170
Land, land development & construction-real estate	219	243	-	613	35
Commercial and industrial	3,593	3,677	-	2,874	70
Mortgage
1-4 family	6,975	9,242	-	8,566	299
Resort lending	7,156	7,680	-	7,751	330
Home equity line of credit - 1st lien	-	-	-	-	-
Home equity line of credit - 2nd lien	134	211	-	118	4
Installment
Home equity installment - 1st lien	2,100	2,196	-	1,955	96
Home equity installment - 2nd lien	1,987	1,987	-	2,014	93
Loans not secured by real estate	637	688	-	598	31
Other	24	24	-	15	2
	27,451	32,334	-	27,674	1,130
With an allowance recorded:
Commercial
Income producing - real estate	22,781	29,400	3,642	18,812	117
Land, land development & construction-real estate	12,362	14,055	3,633	9,828	114
Commercial and industrial	15,093	18,357	2,977	11,501	352
Mortgage
1-4 family	61,214	63,464	7,716	62,811	2,692
Resort lending	18,159	19,351	2,534	21,750	734
Home equity line of credit - 1st lien	64	73	35	32	2
Home equity line of credit - 2nd lien	-	-	-	9	-
Consumer
Home equity installment - 1st lien	1,232	1,293	660	1,408	60
Home equity installment - 2nd lien	1,421	1,458	1,062	1,466	66
Loans not secured by real estate	153	156	40	168	6
Other	-	-	-	-	-
	132,479	147,607	22,299	127,785	4,143
Total
Commercial
Income producing - real estate	27,407	35,786	3,642	21,982	287
Land, land development & construction-real estate	12,581	14,298	3,633	10,441	149
Commercial and industrial	18,686	22,034	2,977	14,375	422
Mortgage
1-4 family	68,189	72,706	7,716	71,377	2,991
Resort lending	25,315	27,031	2,534	29,501	1,064
Home equity line of credit - 1st lien	64	73	35	32	2
Home equity line of credit - 2nd lien	134	211	-	127	4
Consumer
Home equity installment - 1st lien	3,332	3,489	660	3,363	156
Home equity installment - 2nd lien	3,408	3,445	1,062	3,480	159
Loans not secured by real estate	790	844	40	766	37
Other	24	24	-	15	2
Total	$159,930	$179,941	$22,299	$155,459	$5,273

Accrued interest included in recorded investment	$517

(1) There were no impaired payment plan receivables at December 31, 2011.

Impaired loans by class as of December 31, 2010 are as follows (1):

	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded:	(In thousands)
Commercial
Income producing - real estate	$4,545	$4,763	$-
Land, land development & construction-real estate	1,600	2,810	-
Commercial and industrial	5,830	5,873	-
Mortgage
1-4 family	8,770	10,551	-
Resort lending	5,666	5,670	-
Home equity line of credit - 1st lien	-	-	-
Home equity line of credit - 2nd lien	93	93	-
Installment
Home equity installment - 1st lien	1,772	1,805	-
Home equity installment - 2nd lien	1,891	1,904	-
Loans not secured by real estate	211	220	-
Other	-	-	-
	30,378	33,689	-
With an allowance recorded:
Commercial
Income producing - real estate	16,206	22,748	4,279
Land, land development & construction-real estate	12,735	21,017	3,922
Commercial and industrial	12,499	13,844	3,321
Mortgage
1-4 family	64,157	66,379	8,223
Resort lending	28,315	28,874	3,319
Home equity line of credit - 1st lien	-	-	-
Home equity line of credit - 2nd lien	25	97	25
Consumer
Home equity installment - 1st lien	1,361	1,374	620
Home equity installment - 2nd lien	1,413	1,429	1,110
Loans not secured by real estate	256	258	106
Other	-	-	-
	136,967	156,020	24,925
Total
Commercial
Income producing - real estate	20,751	27,511	4,279
Land, land development & construction-real estate	14,335	23,827	3,922
Commercial and industrial	18,329	19,717	3,321
Mortgage
1-4 family	72,927	76,930	8,223
Resort lending	33,981	34,544	3,319
Home equity line of credit - 1st lien	-	-	-
Home equity line of credit - 2nd lien	118	190	25
Consumer
Home equity installment - 1st lien	3,133	3,179	620
Home equity installment - 2nd lien	3,304	3,333	1,110
Loans not secured by real estate	467	478	106
Other	-	-	-
Total	$167,345	$189,709	$24,925

Accrued interest included in recorded investment	$634

(1) There were no impaired payment plan receivables at December 31, 2010.

Our average investment in impaired loans was approximately $155.5 million, $168.0 million and $111.2 million in 2011, 2010 and 2009, respectively. Cash receipts on impaired loans on non-accrual status are generally applied to the principal balance. Interest income recognized on impaired loans was approximately $5.3 million, $5.7 million and $2.2 million in 2011, 2010 and 2009, respectively of which the majority of these amounts were received in cash.

Troubled debt restructurings at December 31 follow:

	2011
	Commercial	Retail		Total
	(In thousands)

Performing TDR's	$29,799	$86,770		$116,569
Non-performing TDR's(1)	14,567	14,081	(2)	28,648
Total	$44,366	$100,851		$145,217

	2010
	Commercial	Retail		Total
	(In thousands)

Performing TDR's	$16,957	$96,855		$113,812
Non-performing TDR's(1)	7,814	16,616	(2)	24,430
Total	$24,771	$113,471		$138,242

(1)	Included in non-performing loans table above.
(2)	Also includes loans on non-accrual at the time of modification until six payments are received on a timely basis.

We have allocated $18.1 million and $17.5 million of specific reserves to customers whose loan terms have been modified in troubled debt restructurings as of December 31, 2011 and 2010, respectively. We have committed to lend additional amounts totaling up to zero and $0.1 million as of December 31, 2011 and 2010, respectively, to customers with outstanding loans that are classified as troubled debt restructurings.

During the year ending December 31, 2011, the terms of certain loans were modified as troubled debt restructurings. The modification of the terms of such loans generally included one or a combination of the following: a reduction of the stated interest rate of the loan; an extension of the maturity date at a stated rate of interest lower than the current market rate for new debt with similar risk; or a permanent reduction of the recorded investment in the loan.

Modifications involving a reduction of the stated interest rate of the loan have generally been for periods ranging from 3 months to 60 months but have extended to as much as 480 months in certain circumstances. Modifications involving an extension of the maturity date have generally been for periods ranging from 1 month to 120 months but have extended to as much as 248 months in certain circumstances.

Loans that have been classified as troubled debt restructurings during the year ended December 31, 2011 follows:

	Number of Contracts	Pre- modification Recorded Balance	Post- modification Recorded Balance
	(Dollars in thousands)
Commercial
Income producing - real estate	42	$21,061	$17,679
Land, land development & construction-real estate	20	10,801	7,464
Commercial and industrial	64	11,133	10,649
Mortgage
1-4 family	73	9,933	9,423
Resort lending	33	8,893	8,749
Home equity line of credit - 1st lien	2	69	64
Home equity line of credit - 2nd lien	1	23	18
Installment
Home equity installment - 1st lien	21	678	618
Home equity installment - 2nd lien	16	535	514
Loans not secured by real estate	26	455	442
Other	-	-	-
Total	298	$63,581	$55,620

The troubled debt restructurings described above increased the allowance for loan losses by $3.4 million and resulted in charge offs of $4.7 million during the year ending December 31, 2011.

Loans that have been classified as troubled debt restructured during the past twelve months and that have subsequently defaulted during the year ended December 31, 2011 follows:

	Number of Contracts	Recorded Balance
	(Dollars in thousands)
Commercial
Income producing - real estate	7	$3,604
Land, land development & construction-real estate	4	3,036
Commercial and industrial	2	492
Mortgage
1-4 family	10	1,191
Resort lending	6	1,311
Home equity line of credit - 1st lien	-	-
Home equity line of credit - 2nd lien	-	-
Consumer
Home equity installment - 1st lien	1	19
Home equity installment - 2nd lien	5	301
Loans not secured by real estate	-	-
Other	-	-
	35	$9,954

A loan is considered to be in payment default generally once it is 90 days contractually past due under the modified terms for commercial loans and installment loans and when four consecutive payments are missed for mortgage loans.

The troubled debt restructurings that subsequently defaulted described above increased the allowance for loan losses by $1.9 million and resulted in charge offs of $1.8 million during the year ending December 31, 2011.

The terms of certain other loans were modified during the year ending December 31, 2011 that did not meet the definition of a troubled debt restructuring. The modification of these loans could have included modification of the terms of a loan to borrowers who were not experiencing financial difficulties or a delay in a payment that was considered to be insignificant.

In order to determine whether a borrower is experiencing financial difficulty, we perform an evaluation of the probability that the borrower will be in payment default on any of its debt in the foreseeable future without the modification. This evaluation is performed under our internal underwriting policy.

Credit Quality Indicators – As part of our on on-going monitoring of the credit quality of our loan portfolios, we track certain credit quality indicators including (a) weighted-average risk grade of commercial loans, (b) the level of classified commercial loans (c) credit scores of mortgage and installment loan borrowers (d) investment grade of certain counterparties for payment plan receivables and (e) delinquency history and non-performing loans.

For commercial loans we use a loan rating system that is similar to those employed by state and federal banking regulators. Loans are graded on a scale of 1 to 12. A description of the general characteristics of the ratings follows:

Rating 1 through 6: These loans are generally referred to as our “non-watch” commercial credits that include very high or exceptional credit fundamentals through acceptable credit fundamentals.

Rating 7 and 8: These loans are generally referred to as our “watch” commercial credits. This rating includes loans to borrowers that exhibit potential credit weakness or downward trends. If not checked or cured these trends could weaken our asset or credit position. While potentially weak, no loss of principle or interest is envisioned with these ratings.

Rating 9: These loans are generally referred to as our “substandard accruing” commercial credits. This rating includes loans to borrowers that exhibit a well-defined weakness where payment default is probable and loss is possible if deficiencies are not corrected. Generally, loans with this rating are considered collectible as to both principle and interest primarily due to collateral coverage.

Rating 10 and 11: These loans are generally referred to as our “substandard - non-accrual” and “doubtful” commercial credits. This rating includes loans to borrowers with weaknesses that make collection of debt in full, on the basis of current facts, conditions and values at best questionable and at worst improbable. All of these loans are placed in non-accrual.

Rating 12: These loans are generally referred to as our “loss” commercial credits. This rating includes loans to borrowers that are deemed incapable of repayment and are charged-off.

The following table summarizes loan ratings by loan class for our commercial loan segment at December 31:

	Commercial
	Non-watch 1-6	Watch 7-8	Substandard Accrual 9	Non- Accrual 10-11	Total
	(In thousands)
2011
Income producing - real estate	$201,655	$52,438	$5,785	$13,788	$273,666
Land, land development and construction - real estate	33,515	9,421	4,800	6,990	54,726
Commercial and industrial	275,245	27,783	13,935	7,984	324,947
Total	$510,415	$89,642	$24,520	$28,762	$653,339
Accrued interest included in total	$1,677	$381	$126	$-	$2,184

2010
Income producing - real estate	$225,167	$57,536	$14,482	$11,925	$309,110
Land, land development and construction - real estate	33,356	14,780	4,873	9,672	62,681
Commercial and industrial	273,138	41,738	16,413	7,016	338,305
Total	$531,661	$114,054	$35,768	$28,613	$710,096
Accrued interest included in total	$1,897	$469	$200	$-	$2,566

For each of our mortgage and consumer segment classes we generally monitor credit quality based on the credit scores of the borrowers. These credit scores are generally updated at least annually. The following table summarizes credit scores by loan class for our mortgage and installment loan segments at December 31:

	Mortgage (1)
	1-4 Family	Resort Lending	Home Equity 1st Lien	Home Equity 2nd Lien	Total
	(In thousands)
2011
800 and above	$26,509	$17,345	$4,062	$6,317	$54,233
750-799	63,746	76,381	8,058	16,892	165,077
700-749	55,047	53,210	4,280	12,131	124,668
650-699	54,579	21,579	2,854	7,909	86,921
600-649	40,977	12,750	2,485	5,066	61,278
550-599	29,732	10,698	1,547	3,466	45,443
500-549	28,573	3,716	1,615	2,758	36,662
Under 500	12,434	565	539	886	14,424
Unknown	4,082	579	80	174	4,915
Total	$315,679	$196,823	$25,520	$55,599	$593,621
Accrued interest included in total	$1,404	$928	$123	$290	$2,745

2010
800 and above	$28,308	$21,385	$4,433	$6,386	$60,512
750-799	66,812	89,695	8,996	17,995	183,498
700-749	66,749	56,425	4,961	14,688	142,823
650-699	57,026	25,911	3,707	8,856	95,500
600-649	41,559	12,832	1,596	3,768	59,755
550-599	31,879	11,647	1,673	4,303	49,502
500-549	30,723	5,040	1,366	2,497	39,626
Under 500	19,005	2,941	742	1,853	24,541
Unknown	3,151	2,398	133	121	5,803
Total	$345,212	$228,274	$27,607	$60,467	$661,560
Accrued interest included in total	$1,413	$1,012	$135	$321	$2,881

	Installment(1)
	Home Equity 1st Lien	Home Equity 2nd Lien	Loans not Secured by Real Estate	Other	Total
	(In thousands)
2011
800 and above	$5,466	$5,047	$18,245	$70	$28,828
750-799	11,651	16,475	41,501	572	70,199
700-749	6,899	10,693	23,174	883	41,649
650-699	7,144	8,407	15,646	673	31,870
600-649	4,943	5,412	7,599	434	18,388
550-599	3,435	3,221	4,573	270	11,499
500-549	3,021	3,145	3,011	183	9,360
Under 500	1,160	854	1,391	50	3,455
Unknown	83	34	5,037	59	5,213
Total	$43,802	$53,288	$120,177	$3,194	$220,461
Accrued interest included in total	$176	$208	$489	$29	$902

2010
800 and above	$5,626	$5,618	$13,078	$22	$24,344
750-799	14,654	19,668	46,228	554	81,104
700-749	8,994	15,015	26,714	828	51,551
650-699	8,225	10,029	15,968	779	35,001
600-649	5,878	5,677	8,520	417	20,492
550-599	4,120	4,812	5,479	255	14,666
500-549	3,350	3,248	4,398	260	11,256
Under 500	1,809	1,848	2,087	163	5,907
Unknown	110	78	2,167	63	2,418
Total	$52,766	$65,993	$124,639	$3,341	$246,739
Accrued interest included in total	$218	$264	$579	$34	$1,095

(1) Credit scores have been updated within the last twelve months.

Mepco is a wholly-owned subsidiary of our Bank that operates a vehicle service contract payment plan business throughout the United States. See note #11 for more information about Mepco's business. As of December 31, 2011, approximately 90.1% of Mepco's outstanding payment plan receivables relate to programs in which a third party insurer or risk retention group is obligated to pay Mepco the full refund owing upon cancellation of the related service contract (including with respect to both the portion funded to the service contract seller and the portion funded to the administrator). These receivables are shown as “Full Refund” in the table below. Another approximately 9.5% of Mepco's outstanding payment plan receivables as of December 31, 2011, relate to programs in which a third party insurer or risk retention group is obligated to pay Mepco the refund owing upon cancellation only with respect to the unearned portion previously funded by Mepco to the administrator (but not to the service contract seller). These receivables are shown as “Partial Refund” in the table below. The balance of Mepco's outstanding payment plan receivables relate to programs in which there is no insurer or risk retention group that has any contractual liability to Mepco for any portion of the refund amount. These receivables are shown as “Other” in the table below. For each class of our payment plan receivables we monitor credit ratings of the counterparties as we evaluate the credit quality of this portfolio.

Although Mepco has contractual recourse against various counterparties for refunds owing upon cancellation of vehicle service contracts, please see note #11 regarding certain risks and difficulties associated with collecting these refunds.

The following table summarizes credit ratings by class of payment plan receivable at December 31:

	Payment Plan Receivables
	Full Refund	Partial Refund	Other	Total
	(In thousands)
2011
AM Best rating
A+	$-	$118	$7	$125
A	32,461	165	269	32,895
A-	27,056	10,639	-	37,695
B+	1,390	-	-	1,390
B	-	-	-	-
Not rated	42,762	-	151	42,913
Total	$103,669	$10,922	$427	$115,018

2010
AM Best rating
A+	$-	$255	$-	$255
A	40,264	497	341	41,102
A-	48,291	25,523	-	73,814
B+	19,694	-	-	19,694
B	-	-	-	-
Not rated	53,404	-	12,994	66,398
Total	$161,653	$26,275	$13,335	$201,263

Mortgage loans serviced for others are not reported as assets. The principal balances of these loans at year end are as follows:

	2011	2010
	(In thousands)
Mortgage loans serviced for:
Fannie Mae	$895,510	$939,963
Freddie Mac	882,401	828,166
Other	154	192
Total	$1,778,065	$1,768,321

Custodial escrow balances maintained in connection with mortgage loans serviced for others totaled $26.5 million and $33.3 million, at December 31, 2011 and 2010, respectively.

If we do not remain “Well Capitalized” (see note #21), meet certain minimum capital levels or certain profitability requirements or if we incur a rapid decline in net worth we could lose our ability to sell and/or service loans to these investors. This could impact our ability to generate gains on the sale of loans and generate servicing income. A forced liquidation of our servicing portfolio could also impact the value that could be recovered on this asset. Fannie Mae has the most stringent eligibility requirements covering capital levels, profitability and decline in net worth. Fannie Mae requires seller/servicers to be “Well Capitalized.” For the profitability requirement, we cannot record four or more consecutive quarterly losses and experience a 30% decline in net worth over the same period. Finally, our net worth cannot decline by more than 25% in one quarter or more than 40% over two consecutive quarters. The highest level of capital we are required to maintain is at least $2.5 million plus 0.25% of loans serviced for Freddie Mac.

An analysis of capitalized mortgage loan servicing rights for the years ended December 31 follows:

	2011	2010	2009
	(In thousands)
Balance at beginning of year	$14,661	$15,273	$11,966
Originated servicing rights capitalized	2,967	4,158	5,213
Amortization	(3,065)	(3,862)	(4,255)
Change in valuation allowance	(3,334)	(908)	2,349
Balance at end of year	$11,229	$14,661	$15,273
Valuation allowance	$6,544	$3,210	$2,302
Loans sold and serviced that have had servicing rights capitalized	$1,774,952	$1,764,317	$1,725,278

The fair value of capitalized mortgage loan servicing rights was $11.5 million and $15.7 million at December 31, 2011 and 2010, respectively. Fair value was determined using an average coupon rate of 5.20%, average servicing fee of 0.256%, average discount rate of 10.65% and an average PSA rate of 278 for December 31, 2011; and an average coupon rate of 5.42%, average servicing fee of 0.255%, average discount rate of 10.07% and an average PSA rate of 228 for December 31, 2010.